Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net loss	$ (14,123,107)	$ (5,714,014)	$ (7,917,853)	$ (4,044,971)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	15,412	8,521	12,241	35,366
Stock-based compensation	2,966,603	510,599	604,976	326,644
Change in fair value of warrants	(19,807)	$ (226,584)	(475,422)
Issuance of restricted common stock for services	1,958,450
Increase (decrease) in operating assets and liabilities:
Grants receivable	(48,974)		(84,344)	19,845
Other receivables	2,275	$ 3,629	28,316
Prepaid expenses - clinical operations				539,633
Prepaid expenses and other	(191,619)	(200,070)	(117,004)	13,061
Accounts payable	749,258	599,608	1,246,270	21,946
Accrued clinical operations and site costs	(120,913)	(347,031)	(279,413)	128,485
Accrued compensation	258,732	(628,623)	(789,014)	80,138
Related party liabilities				45,000
Other accrued expenses	636,358	293,014	109,228	(16,365)
Net cash used in operating activities	(7,917,332)	(5,700,951)	(7,662,019)	(2,851,218)
Investing activities
Purchases of property and equipment	$ (68,279)	(38,744)	(44,807)	(8,718)
Proceeds from acquisition of Telik, Inc.		1,497,283	1,497,283
Net cash used in investing activities	$ (68,279)	1,458,539	1,452,476	(8,718)
Financing activities
Issuances of preferred stock, net of issuance costs	2,500,000	2,973,655	2,973,655	2,792,993
Issuances of common stock, net of issuance costs	8,546,348	$ 2,892,615	2,884,333
Proceeds from exercise of stock options	$ 800
Proceeds from exercise of Series B warrant		$ 1,942
Proceeds from exercise of Series C-1 warrant		1,472,502
Net cash provided by financing activities	$ 11,047,148	7,340,714	7,332,432	2,792,993
Net change in cash and cash equivalents	3,061,537	3,098,302	1,122,889	(66,943)
Cash and cash equivalents at beginning of year	1,477,143	354,254	354,254	421,197
Cash and cash equivalents at end of year	4,538,680	3,452,556	1,477,143	354,254
Supplemental disclosure:
Cash paid during the period for income taxes	1,600	800	800	1,526
Supplemental disclosures of non-cash investing and financing information:
Deemed dividend on beneficial conversion feature for preferred stock	$ 17,852,921	2,214,911	2,214,911	$ 691,812
Goodwill on acquisition of Telik, Inc.		6,157,681	6,826,003
Accretion of redemption value for Series A-1, B and C-1 convertible preferred stock	$ 93,234	307,216	444,992
Issuance of common stock for accounts payable		$ 240,000	240,000
Conversion of Series A-1 redeemable preferred stock into common stock	$ 162,968
Conversion of Series C preferred stock to common stock	966	$ 1,190
Conversion of Series A and Series B redeemable preferred stock into common stock	$ 160,380	12,527,124
Conversion of Series C-1 redeemable preferred stock into Series A-1 preferred stock		$ 6,807,388
Conversion of Series D preferred stock to common stock	$ 467
Exchange of Series A-1 preferred stock and warrants into common stock and Series D convertible preferred stock	13,111,280
Exchange of Series B preferred stock and warrants into common stock and Series D convertible preferred stock	10,451,784
Warrants exercised to purchase common stock on a cashless basis	$ 12,198	$ 2,760
Change in fair value of warrant liability in connection with issuance of warrants with Series B preferred stock		$ 226,584
Elimination of warrant liability in exchange transaction	$ 72,656
Financing costs not yet paid	$ (586,608)
Acquisition of MabVax Therapeutics Holdings in relation to the merger			4,705,726
Warrants exercised to purchase common stock on a cashless basis to purchase 488,659 shares of common stock. See Note 7.			$ 4,887